Lease Obligations	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Lease Obligations
Lease Obligations

We lease certain operating facilities, most of our automotive and trucking equipment and various other assets. Lease terms, including purchase options, renewals and maintenance costs, vary by lease.

Total rental expense for the periods presented was as follows:

	2016	2015	2014
Continuing operations	$51.2	$51.4	$48.9
Discontinued operations	$—	$.5	$2.1

Future minimum rental commitments for all long-term non-cancelable operating leases are as follows:

Year ended December 31
2017	$33.6
2018	27.3
2019	20.1
2020	16.2
2021	12.2
Thereafter	23.4
$132.8

The above lease obligations expire at various dates through 2025. Aggregate rental commitments above include renewal amounts where it is our intention to renew the lease.